Income Taxes - Summary of Income Taxes (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Current tax expense
Current year	$ (1,556)	$ (706)
Deferred tax (expense)/income	120	(288)
Total income tax expense in the income statement	$ (1,436)	$ (994)